Derivative Financial Instruments (Balance Sheet Classification Of Financial Instruments) (Details) - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
Fair value hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative assets	$ 8	$ 173
Fair value hedging | Deferred income taxes and other
Derivative [Line Items]
Derivative liabilities	12	0
Net investment hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative assets	471	319
Net investment hedging | Long-term debt
Derivative [Line Items]
Nonderivative hedging instruments	3,209	3,644
Cash flow hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative assets	0	129
Cash flow hedging | Deferred income taxes and other
Derivative [Line Items]
Derivative liabilities	$ 618	$ 738